Equity method investments (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 29, 2017	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Profit (loss) from equity method investments		€ 216.7	€ 209.8		€ 191.3
Cash received equity method investments		€ 320.5	225.4	[1]	€ 218.0
Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Weighted average useful life of finite-lived intangible assets acquired		11 years 1 month 6 days
Equity method investment acquisition date	Jun. 29, 2017
Carl Zeiss SMT Holding GmbH & Co. KG | Carl Zeiss SMT Holding GmbH & Co. KG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		24.90%
Carl Zeiss SMT Holding GmbH & Co. KG | Share of net income (loss) after accounting policy alignment
Schedule of Equity Method Investments [Line Items]
Profit (loss) from equity method investments		€ 322.8	216.4
Carl Zeiss SMT Holding GmbH & Co. KG | Basis difference amortization
Schedule of Equity Method Investments [Line Items]
Profit (loss) from equity method investments		29.7	27.4
Carl Zeiss SMT Holding GmbH & Co. KG | Intercompany profit elimination
Schedule of Equity Method Investments [Line Items]
Profit (loss) from equity method investments		€ (76.4)	€ 20.8

[1]	Depreciation and amortization include depreciation of property, plant and equipment, amortization of intangible assets, and other (amortization of underwriting commissions, amortization of discounts related to borrowings, credit facilities and accretion of loans issued at a discount).